Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
5 CASH AND CASH EQUIVALENTS

	Average yield p.a. %		06/30/2025	12/31/2024
Cash and banks (1)	4.70%		9,447,190	6,596,510

Cash equivalents
Local currency
Fixed-term deposits (compromised)	101.50	% of CDI	2,836,399	2,422,308
			12,283,589	9,018,818
(1)Refers mainly to investments in foreign currency under the Sweep Account modality, which is a remunerated account the balance of which is invested and made available automatically each day.